Warrants reserve (Details) - $ / shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Warrants Reserve
Ending balance, Number of stock options	23,681,052	3,289,938
Openning balance, Weighted average exercise price per share	$ 0.94	$ 1.19
Warrants issued. Number of stock options	18,576,923	20,391,114
Warrants issued, Weighted average exercise price per share	$ 0.44	$ 0.89
Warrants expired, Number of stock options	(287,901)
Warrants expired, Weighted average exercise price per share	0.93
Ending balance, Number of stock options	41,970,074	23,681,052
Ending balance, Weighted average exercise price per share	$ 0.72	$ 0.94